Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Schedule of useful lives of property, plant and equipment

Buildings	15 to 33 years
Technical equipment and machinery	3 to 15 years
Office furniture and equipment	3 to 10 years

Schedule of development of property, plant and equipment

	Buildings and leasehold		Plant, machinery		Furniture		Assets under
	improvements		and equipment		and fixtures		construction	Total
in k€	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Owned	Right-of-Use
Cost	240,328	222,734	285,248	4,688	50,114	1,317	116,381	692,071	228,739
Accumulated depreciation and impairment	42,680	55,779	136,405	3,902	31,110	733	—	210,195	60,414
Balance as of January 1, 2023	197,648	166,955	148,843	786	19,004	584	116,381	481,876	168,325
Recognition of right-of-use asset	—	32,663	—	533	—	706	—	—	33,902
Acquisition through business combination	—	—	—	—	—	—	—	—	—
Capital expenditure/Additions	17,905	—	42,863	—	12,087	—	145,733	218,589	—
Disposals	521	3,963	99	100	92	11	—	712	4,074
Depreciation	17,509	19,998	36,478	684	10,972	393	—	64,959	21,075
Impairment	—	—	—	—	—	—	—	—	—
Reclassification	20,018	(1,014)	14,384	1,029	408	100	(34,925)	(115)	115
Translation differences and other	(2,570)	(180)	(948)	—	(69)	2	(1,544)	(5,130)	(178)
Total	214,971	174,463	168,565	1,565	20,365	989	225,645	629,546	177,017
Cost	274,335	249,853	339,277	4,251	61,763	1,749	225,645	901,020	255,853
Accumulated depreciation and impairment	59,365	75,390	170,713	2,686	41,397	760	—	271,474	78,836
Balance as of December 31, 2023	214,971	174,463	168,565	1,565	20,365	989	225,645	629,546	177,017

	Buildings and leasehold		Plant, machinery and		Furniture		Assets under
	improvements		equipment		and fixtures		construction	Total
in k€	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Owned	Right-of-Use
Cost	200,865	177,602	219,534	8,077	38,661	997	40,350	499,410	186,676
Accumulated depreciation and impairment	27,657	35,722	108,517	5,384	23,677	532	—	159,851	41,638
Balance as of January 1, 2022	173,208	141,880	111,017	2,693	14,984	465	40,350	339,559	145,038
Recognition of right-of-use asset	—	38,393	—	306	—	—	—	—	38,699
Acquisition through business combination	2,594	3,940	3,309	—	(231)	338	94	5,766	4,278
Capital expenditure/Additions	23,280	—	59,305	—	11,663	—	95,618	189,866	—
Disposals	3,529	—	1,538	—	12	—	862	5,941	—
Depreciation	15,271	17,855	29,915	575	8,832	229	—	54,018	18,659
Impairment	—	—	—	—	—	—	—	—	—
Reclassification	13,009	1,524	5,345	(1,512)	1,326	10	(19,702)	(22)	22
Translation differences and other	4,357	(927)	1,320	(126)	106	—	883	6,666	(1,053)
Total	197,648	166,955	148,843	786	19,004	584	116,381	481,876	168,325
Cost	240,328	222,734	285,248	4,688	50,114	1,317	116,381	692,071	228,739
Accumulated depreciation and impairment	42,680	55,779	136,405	3,902	31,110	733	—	210,195	60,414
Balance as of December 31, 2022	197,648	166,955	148,843	786	19,004	584	116,381	481,876	168,325